Property, Plant and Equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Carrying amount at beginning of period	€ 16,897,000	€ 16,240,000
Additions	1,203,000	1,371,000
Depreciation	(2,761,000)	(2,513,000)
Effect of lease modification	(1,226,000)	1,859,000
Disposals - cost		(252,000)
Accumulated depreciation on disposals		192,000
Movement for the period	(2,784,000)	657,000
Carrying amount at end of period	14,113,000	16,897,000
Research and development costs
Property, Plant and Equipment
Depreciation	(2,331,000)	(1,994,000)
General and administrative costs
Property, Plant and Equipment
Depreciation	(430,000)	(519,000)
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	14,755,000	14,794,000
Additions	244,000	30,000
Depreciation	(2,027,000)	(1,951,000)
Effect of lease modification	(1,226,000)	1,859,000
Transfer		23,000
Movement for the period	(3,009,000)	(39,000)
Carrying amount at end of period	11,746,000	14,755,000
Right-of-use assets	11,433,000	14,524,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,081,000	1,439,000
Additions	916,000	1,278,000
Depreciation	(710,000)	(546,000)
Transfer		(30,000)
Disposals - cost		(252,000)
Accumulated depreciation on disposals		192,000
Movement for the period	206,000	642,000
Carrying amount at end of period	2,287,000	2,081,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	61,000	7,000
Additions	43,000	63,000
Depreciation	(24,000)	(16,000)
Transfer		7,000
Movement for the period	19,000	54,000
Carrying amount at end of period	80,000	61,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	32,092,000	29,114,000
Carrying amount at end of period	32,069,000	32,092,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	24,775,000	22,863,000
Carrying amount at end of period	23,793,000	24,775,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	5,908,000	4,912,000
Carrying amount at end of period	6,824,000	5,908,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,409,000	1,339,000
Carrying amount at end of period	1,452,000	1,409,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(15,195,000)	(12,874,000)
Carrying amount at end of period	(17,956,000)	(15,195,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(10,020,000)	(8,069,000)
Carrying amount at end of period	(12,047,000)	(10,020,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(3,827,000)	(3,473,000)
Carrying amount at end of period	(4,537,000)	(3,827,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,348,000)	(1,332,000)
Carrying amount at end of period	€ (1,372,000)	€ (1,348,000)